Consolidated Balance Sheet Parenthetical (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Customers and agents, less allowances of $24,290 and $21,337, respectively	$ 24,290	$ 21,337
Other, less allowances of $2,612 and $2,200, respectively	2,612	2,200
Investments
Customer lists, net of accumulated amortization of $96,809 and $96,597, respectively	96,809	96,597
U.S. Cellular shareholders' equity
Authorized shares	190,000	190,000
Issued shares	88,074	88,074
Outstanding shares	84,168	84,557
Par value	88,074	88,074
Treasury shares, at cost, 3,906 and 3,517 Common Shares, respectively	3,906	3,517
Common Shares
U.S. Cellular shareholders' equity
Authorized shares	140,000	140,000
Issued shares	55,068	55,068
Outstanding shares	51,162	51,551
Par value per share	$ 1.00	$ 1.00
Par value	55,068	55,068
Treasury shares, at cost, 3,906 and 3,517 Common Shares, respectively	3,906	3,517
Series A Common Shares
U.S. Cellular shareholders' equity
Authorized shares	50,000	50,000
Issued shares	33,006	33,006
Outstanding shares	33,006	33,006
Par value per share	$ 1.00	$ 1.00
Par value	$ 33,006	$ 33,006